Convertible Preferred Stock - Schedule of the Authorized, Issued, and Outstanding Convertible Preferred Stock (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Series A Preferred Stock [Member]
Convertible Preferred Stock - Schedule of the Authorized, Issued, and Outstanding Convertible Preferred Stock (Details) [Line Items]
Shares authorized	[1]	5,531,643	5,531,643
Shares issued and outstanding	[1]	5,337,315	5,488,826
Original Issue Price	[1]	0.9342	0.9342
Net proceeds (in Dollars)	[1]	$ 4,924	$ 5,064
Aggregate liquidation preference (in Dollars)	[1]	$ 4,986	$ 5,128
Series B Preferred Stock [Member]
Convertible Preferred Stock - Schedule of the Authorized, Issued, and Outstanding Convertible Preferred Stock (Details) [Line Items]
Shares authorized		9,613,604	9,613,604
Shares issued and outstanding		8,515,065	9,584,114
Original Issue Price		3.39105	3.39105
Net proceeds (in Dollars)		$ 28,785	$ 32,399
Aggregate liquidation preference (in Dollars)		$ 28,875	$ 32,500
Series C Preferred Stock [Member]
Convertible Preferred Stock - Schedule of the Authorized, Issued, and Outstanding Convertible Preferred Stock (Details) [Line Items]
Shares authorized		5,793,003	5,793,003
Shares issued and outstanding		5,081,613	5,773,114
Original Issue Price		8.4716	8.4716
Net proceeds (in Dollars)		$ 42,921	$ 48,762
Aggregate liquidation preference (in Dollars)		$ 43,049	$ 48,908
Series D Preferred Stock [Member]
Convertible Preferred Stock - Schedule of the Authorized, Issued, and Outstanding Convertible Preferred Stock (Details) [Line Items]
Shares authorized		8,221,150	8,221,150
Shares issued and outstanding		4,451,566	8,071,518
Original Issue Price		16.03926	16.03926
Net proceeds (in Dollars)		$ 69,453	$ 125,932
Aggregate liquidation preference (in Dollars)		$ 71,400	$ 129,461
Series E Preferred Stock [Member]
Convertible Preferred Stock - Schedule of the Authorized, Issued, and Outstanding Convertible Preferred Stock (Details) [Line Items]
Shares authorized	[2]	13,400,338	13,400,338
Shares issued and outstanding	[2]	3,907,660	6,793,734
Original Issue Price	[2]	18.94618	18.94618
Net proceeds (in Dollars)	[2]	$ 73,092	$ 127,076
Aggregate liquidation preference (in Dollars)	[2]	$ 74,035	$ 128,715
Convertible Preferred Stock [Member]
Convertible Preferred Stock - Schedule of the Authorized, Issued, and Outstanding Convertible Preferred Stock (Details) [Line Items]
Shares authorized		42,559,738	42,559,738
Shares issued and outstanding		27,293,219	35,711,306
Net proceeds (in Dollars)		$ 219,175	$ 339,233
Aggregate liquidation preference (in Dollars)		$ 222,345	$ 344,712

[1]	Includes 190,175 shares of Series A convertible preferred stock issued at a price of $0.88749 per share, representing a 5% discount from the original issuance price, from simultaneous extinguishment of convertible notes.
[2]	Includes 2,844,120 shares of Series E convertible preferred stock issued at a price of $16.10425 per share, representing a 15% discount from the original issuance price, from simultaneous extinguishment of convertible notes.